GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 6. GOODWILL AND OTHER INTANGIBLE ASSETS

In accordance with ASC 350-20-35-45, all the Company’s goodwill is assigned to a single operating and reporting unit. All acquisitions made by the Company are in one general insurance agency industry and operate in a very similar economic and regulatory environment. The Company’s operations team leadership reports directly to the Chief Executive Officer (“CEO”) on a quarterly basis. Additionally, the CEO who is responsible for the strategic direction of the Company reviews the operations of the insurance agency business collectively, as one segment.

For the year ended December 31, 2023, due to a declining market capitalization, the Company performed a quantitative goodwill impairment test utilizing the discounted cash flow method of the income approach with market participant control adjustments in consideration of market capitalization, and concluded that the Company’s carrying value of equity exceeded its fair value of equity in the approximate amount of $7,594,000 which the Company recognized as a goodwill impairment charge, presented in the goodwill impairment account on the consolidated statements of operations for the year ended December 31, 2023. The Company also recognized an additional goodwill impairment of $4,825,634 upon the abandonment of Medigap, presented in the loss from discontinued operations before tax account in the consolidated statements of operations for the year ended December 31, 2023.

The following table rolls forward the Company’s goodwill balance for the periods ended December 31, 2024 and 2023 exclusive of discontinued operations.

Goodwill
December 31, 2022	$14,287,099
Goodwill impairment	(7,594,000)
December 31, 2023, and December 31, 2024	6,693,099

The following table rolls forward the Company’s goodwill balance for the periods ended December 31, 2024, and December 31, 2023 inclusive of discontinued operations.

Goodwill
December 31, 2022	$19,112,733
Goodwill impairment (Medigap-discontinued operations)	(4,825,634)
Goodwill impairment	(7,594,000)
December 31, 2024	6,693,099

Intangible Asset Impairments: During the year ended December 31, 2024, certain intangible assets stemming from discontinued operations which were originally transferred to the Company’s operating entity, were determined to have carrying values exceeding fair value, and thus were considered impaired. These intangible assets consisted of customer relationships, and internally developed and purchased software, with respective net of accumulated amortization asset values of $3,802,438, $65,411, and $54,261. The write-offs resulted in a total asset impairment charge of $3,922,110, recorded in the asset impairment account on the consolidated statements of operations for the year ended December 31, 2024.

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2024:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	1.8	$1,808,087	$(1,586,651)	$221,436
Internally developed software	2.3	1,733,817	(948,706)	785,111
Customer relationships	5.8	7,372,290	(3,180,376)	4,191,914
Purchased software	2.0	565,704	(563,470)	2,234
Non-competition agreements	1.3	3,504,810	(3,281,608)	223,202
Total		$14,984,708	$(9,560,811)	$5,423,897

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2023:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	1.5	$1,807,189	$(1,320,939)	$486,250
Internally developed software	3.2	1,798,922	(650,029)	1,148,893
Customer relationships	8.0	11,922,290	(3,193,629)	8,728,661
Purchased software	0.3	667,206	(618,418)	48,788
Video Production Assets	-	50,000	(50,000)	-
Non-competition agreements	0.9	3,504,810	(2,874,645)	630,165
Total		$19,750,417	$(8,707,660)	$11,042,757

Amortization expense is $1,755,721 and $2,563,559 for the years ended December 31, 2024, and 2023, respectively.

The following table reflects expected amortization expense as of December 31, 2024, for each of the following five years and thereafter:

Years ending December 31,	Amortization Expense
2025	$1,404,828
2026	1,156,003
2027	815,374
2028	724,553
2029	523,619
Thereafter	799,520
Total	$5,423,897